SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS	12 Months Ended
Dec. 31, 2013
SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS [Abstract]
SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS
NOTE 13:-	SUPPLEMENTARY DATA ON SELECTED CONSOLIDATED STATEMENTS OF INCOME ITEMS

a.	Financial income (expense), net:

	Year ended December 31,
	2011	2012	2013
Financial income:
Interest from bank deposits and marketable securities	$304	$29	$33
Gains from marketable securities, net	71	-	7
Exchange rate differences , net	102	170	69
Interest from government authorities, net	988	225	273

Financial expenses:	1,465	424	382

Accretion of payment obligation related to acquisitions	100	177	1,131
Interest with respect to long-term loans	-	373	363
Other	72	48	121

	172	598	1,615

	$1,293	$(174)	$(1,233)

b.	Research and development costs, net:

	Year ended December 31,
	2011	2012	2013
Total costs	$8,192	$11,583	$15,044
Capitalized software development costs	(739)	(848)	(1,651)

	$7,453	$10,735	$13,393

c.	Net earnings per Ordinary share

Computation of basic and diluted net earnings per share is as follows:

1	Numerator:

	Year ended December 31,
	2011	2012	2013

Net income available to Ordinary shareholders	$5,668	$3,534	$310

2	Denominator:

	Year ended December 31,
	2011	2012	2013

Weighted average number of
Ordinary shares, net of
treasury stock	9,796,380	10,159,049	12,330,631
Effect of dilutive securities:
Add - stock options and RSU	205,791	207,759	672,703

Adjusted weighted average
shares	10,002,171	10,366,808	13,003,334